Related parties - Outstanding Related Party Transactions (Details) - Joint ventures where entity is venturer - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Trade receivables	$ 191	$ 294
Trade payables	95	187
Shareholders Loan	28,665	162,762
Turnover	762	744
Dividend Income	0	1,250
TI Africa Ltd
Disclosure of transactions between related parties [line items]
Trade receivables	66	30
Trade payables	25	50
Shareholders Loan	28,665	100,115
Turnover	381	372
Dividend Income	0	0
TI Asia Ltd
Disclosure of transactions between related parties [line items]
Trade receivables	79	130
Trade payables	0	0
Shareholders Loan	0	62,647
Turnover	381	372
Dividend Income	0	0
Kingswood Co. Ltd
Disclosure of transactions between related parties [line items]
Trade receivables		0
Trade payables		0
Shareholders Loan		0
Turnover		0
Dividend Income		1,250
Tankers Agencies (UK) Ltd
Disclosure of transactions between related parties [line items]
Trade receivables	0	134
Trade payables	70	137
Shareholders Loan	0	0
Turnover	0	0
Dividend Income	0	$ 0
Tankers International LLC
Disclosure of transactions between related parties [line items]
Trade receivables	46
Trade payables	0
Shareholders Loan	0
Turnover	0
Dividend Income	$ 0